Income taxes - Reconciliation of tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount (in RMB)
Income before provision for income tax	¥ 856,425	$ 122,466	¥ 867,605	¥ 1,209,247
PRC income tax rate	214,107
Others	(6,594)
Expenses not deductible for tax purposes	(24,337)
Effect of changes in valuation allowance	107,943
Effect of cross-border tax laws	75,072
Total	¥ 297,811	$ 42,586	¥ 268,591	¥ 262,360
Tax Jurisdiction of Domicile [Extensible Enumeration]	Mainland China	Mainland China
Percentage (in %)
PRC income tax rate	25.00%	25.00%	25.00%	25.00%
Statutory tax rate difference between foreign country and PRC			(1.81%)	(6.12%)
Effect of tax-free investment income			(0.78%)	(2.13%)
Effect of dividend withholding tax			2.92%	1.26%
Effect of true-ups			1.30%	0.33%
Others	(0.77%)	(0.77%)	0.37%	(0.22%)
Expenses not deductible for tax purposes	(2.84%)	(2.84%)	1.49%	0.33%
Effect of income from equity in Fund of Fund			(2.60%)	1.03%
Effect of changes in valuation allowance	12.60%	12.60%	6.50%	2.78%
Effect of tax holidays			(1.43%)	(0.56%)
Effect of cross-border tax laws	8.77%	8.77%
Effective tax rate	34.77%	34.77%	30.96%	21.70%
Hong Kong
Amount (in RMB)
Statutory tax rate difference between foreign country and PRC	¥ 27,659
Others	1,873
Expenses not deductible for tax purposes	(10,836)
Effect of changes in valuation allowance	¥ 1,659
Percentage (in %)
Statutory tax rate difference between foreign country and PRC	3.23%	3.23%
Others	0.22%	0.22%
Expenses not deductible for tax purposes	(1.27%)	(1.27%)
Effect of changes in valuation allowance	0.19%	0.19%
Cayman Islands
Amount (in RMB)
Statutory tax rate difference between foreign country and PRC	¥ (38,907)
Others	¥ (73)
Percentage (in %)
Statutory tax rate difference between foreign country and PRC	(4.54%)	(4.54%)
Others	(0.01%)	(0.01%)
Other foreign jurisdictions
Amount (in RMB)
Statutory tax rate difference between foreign country and PRC	¥ 5,563
Percentage (in %)
PRC income tax rate	0.65%	0.65%